Equity (Details 8) - Free-attaching options [Member]	6 Months Ended
Dec. 31, 2020 AUD ($) shares
Statement Line Items [Line Items]
Issued Date	Nov. 24, 2020
stock option shares issued value | $
Number of stock option shares issued | shares	674,694,939
Unlisted free-attaching options issued to Tranche 2 investors [Member]
Statement Line Items [Line Items]
stock option shares issued value | $
Number of stock option shares issued | shares	674,694,939